Pension and Post-Retirement and Post-Employment Benefits - Components of Net Periodic Benefit Costs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Current service cost	$ 145	$ 176
Interest cost	303	282
Expected return on plan assets, net of expenses	(462)	(467)
Amortization of actuarial losses	55	84
Recognition of prior service	0	0
Net periodic benefit costs	41	75
Charged to results of operations	29	31
Pension costs	72	74
Pension costs capitalized	43	43
Postretirement Benefit Costs [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Current service cost	55	49
Interest cost	60	53
Amortization of actuarial losses	7	15
Recognition of prior service	0	3
Net periodic benefit costs	122	120
Charged to results of operations	48	50
Pension Costs Charged To Operations	39	41
Pension costs	121	119
Pension costs capitalized	$ 34	$ 28